CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common stock [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Accumulated deficit [Member]	Accumulated other comprehensive loss [Member]	Noncontrolling interest [Member]	Total
Balance at Dec. 31, 2011	$ 339	$ 272,302	$ (19,488)	$ (6,819)	$ (2,037)	$ 5,874	$ 250,171
Balance (in shares) at Dec. 31, 2011	30,011,628
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	1,100	218,022	0	0	0	0	219,122
Issuance of common stock (in shares)	110,000,000
Compensation related to stock awards granted	4	526	0	0	0	0	530
Compensation related to stock awards granted (in shares)	407,859
Net (loss) income	0	0	0	(63,657)	0	893	(62,764)
Other comprehensive loss (income)	0	0	0	0	(541)	(19)	(560)
Balance at Dec. 31, 2012	1,443	490,850	(19,488)	(70,476)	(2,578)	6,748	406,499
Balance (in shares) at Dec. 31, 2012	140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Compensation related to stock awards granted	0	575	0	0	0	0	575
Compensation related to stock awards granted (in shares)	0
Purchase of subsidiary shares from noncontrolling interests	0	(2,903)	0	0	(12)	(7,335)	(10,250)
Net (loss) income	0	0	0	7,368	0	553	7,921
Other comprehensive loss (income)	0	0	0	0	782	34	816
Balance at Dec. 31, 2013	1,443	488,522	(19,488)	(63,108)	(1,808)	0	405,561
Balance (in shares) at Dec. 31, 2013	140,419,487						140,419,487
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	3	874	0	0	0	0	877
Issuance of common stock (in shares)	310,000
Compensation related to stock awards granted	0	1,073	0	0	0	0	1,073
Compensation related to stock awards granted (in shares)	0
Net (loss) income	0	0	0	(52,276)	0	0	(52,276)
Other comprehensive loss (income)	0	0	0	0	487	0	487
Balance at Dec. 31, 2014	$ 1,446	$ 490,469	$ (19,488)	$ (115,384)	$ (1,321)	$ 0	$ 355,722
Balance (in shares) at Dec. 31, 2014	140,729,487						140,729,487